RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
M & M Real Estate, Inc. [Member]
Related Party Transaction [Line Items]
Equipment expense	$ 74,282	$ 65,250	$ 111,000	$ 90,500
Haltom City [Member]
Related Party Transaction [Line Items]
Operating lease payments	$ 6,500		$ 6,500